Restricted Cash (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Restricted cash	$ 521,000	$ 498,000
Restricted Cash and Cash Equivalent Item, Description	cash is restricted to fund a portion of landfill construction activities and equipment and container expenditures in the Company’s U.S. northeast operations.